Other assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Assets1 [Abstract]
Reclamation deposits	$ 50,934	$ 32,203
Loan to associate	5,763	5,095
Restricted cash	5,259	1,347
Debt service reserve account (Note 13)	577	2,801
Deferred financing costs (Note 13)	0	6,711
Other	1,102	1,056
Other non-current assets	$ 63,635	$ 49,213